MARKETABLE SECURITIES (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments [Abstract]
Amortized cost of marketable securities	$ 8.7	$ 8.7	$ 8.7
Gross unrealized gains	$ 3.0	$ 3.0